Leases - Schedule of Right-of-Use Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Cost
Beginning balance	€ 34,315
Additions	8,242
Depreciation for the period	(899)
Other	261
Effect of changes in exchange rates	(618)
Ending balance	41,301
ITALY
Cost
Beginning balance	13,201
Additions	7,375
Depreciation for the period	(337)
Other
Effect of changes in exchange rates
Ending balance	20,239
SPAIN | Subsidized Solar Plants [Member]
Cost
Beginning balance	958
Additions
Depreciation for the period	(44)
Other	(21)
Effect of changes in exchange rates
Ending balance	893
SPAIN | 28 MW Solar [Member]
Cost
Beginning balance	1,388
Additions
Depreciation for the period	(22)
Other	45
Effect of changes in exchange rates
Ending balance	1,411
SPAIN | Talasol Solar [Member]
Cost
Beginning balance	7,340
Additions
Depreciation for the period	(239)
Other	182
Effect of changes in exchange rates
Ending balance	7,283
Israel [Member] | Pumped storage [Member]
Cost
Beginning balance	9,619
Additions
Depreciation for the period	(224)
Other	55
Effect of changes in exchange rates	(382)
Ending balance	9,068
USA [Member]
Cost
Beginning balance	1,809
Additions	867
Depreciation for the period	(33)
Other
Effect of changes in exchange rates	(236)
Ending balance	€ 2,407